CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - BALANCE SHEETS (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Cash and cash equivalents	$ 332,509	$ 265,675	$ 197,640
Prepaid expenses	644	713
Total current assets	1,109,478	1,000,898
Total assets	1,309,417	1,210,128
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	14,512	14,299
Derivative financial liability	758	412
Total current liabilities	341,499	333,054
Long-term loan	978	20,709
Total liabilities	362,257	367,775
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2018 and 2019, respectively	60	60
Additional paid-in capital	223,634	223,396
Accumulated other comprehensive loss	(35,521)	(5,453)
Total equity	947,160	842,353	723,540	$ 682,685
Total liabilities and equity	$ 1,309,417	1,210,128
Parent Company
ASSETS
Cash and cash equivalents		48,349	21,578
Amounts due from subsidiaries		57,703	53,503
Prepaid expenses		78	61
Total current assets		106,130	75,142
Investment in subsidiaries		986,155	869,706
Total assets		1,092,285	944,848
LIABILITIES AND STOCKHOLDERS' EQUITY
Current portion of long-term loans		19,995
Accrued payroll and related expense			28
Derivative financial liability		758	412
Amounts due to subsidiaries		126,146	82,491
Total current liabilities		146,899	82,931
Long-term loan			19,865
Total liabilities		146,899	102,796
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2018 and 2019, respectively		60	60
Additional paid-in capital		223,634	223,396
Retained earnings		757,213	624,049
Accumulated other comprehensive loss		(35,521)	(5,453)
Total equity		945,386	842,052
Total liabilities and equity		$ 1,092,285	$ 944,848